RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - Common stock - employer securities - Trustee	12 Months Ended
Dec. 31, 2025 USD ($)
Abbott Laboratories Stock Retirement Plan
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Common stock dividends received	$ 55,500,000
Abbott Laboratories Stock Retirement Plan (Puerto Rico)
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Common stock dividends received	$ 1,282,300